Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes Tables
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Three months ended September 30,		Nine months ended September 30,
	2020	2019	2020	2019
Research and development	$157	$400	$748	$1,196
General and administrative	228	657	866	2,468
Severance expense	—	—	420	—
Total stock-based compensation expense	$385	$1,057	$2,034	$3,664

	Year ended December 31,
	2019	2018
Research and development	$1,459	$1,608
General and administrative	2,951	3,651
Severance expense	-	1,236
Total stock-based compensation expense	$4,410	$6,495

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Year Ended December 31,
	2019	2018
Risk-free interest rate	1.75% - 2.61%	2.43% - 2.91%
Expected term (in years)	5.50 - 10.00	5.50 - 6.79
Expected volatility	84.82% - 85.93%	83.10% - 85.05%
Expected dividend yield	0%	0%

Share-based Payment Arrangement, Option, Activity [Table Text Block]
		Weighted	Weighted Avg	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise Price	Contractual Term	Value
Outstanding balance at January 1, 2019	3,704,755	$9.35	7.48	$-
Granted	2,291,820	$1.84
Exercised or released	(101,739)	$-
Canceled or forfeited	(675,950)	$8.80
Expired	(26,664)	$4.80
Outstanding balance at December 31, 2019	5,192,222	$6.31	7.63	$-
Exercisable at December 31, 2019	2,154,640	$10.80	6.04	$-
Vested and expected to vest at December 31, 2019	4,503,063	$7.16	7.30	$-

Share-based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
	Options Outstanding		Options Exercisable
		Weighted Avg		Weighted Avg
	Number of	Remaining	Number of	Remaining
Exercise Price	Shares	Contractual Term	Shares	Contractual Term
0.52 to 5.00	2,902,995	8.72	479,039	7.19
5.01 to 10.00	1,102,844	6.74	599,969	5.62
10.01 to 15.00	471,833	5.94	381,208	5.90
15.01 to 20.00	379,550	5.70	359,424	5.67
20.01 to 20.45	335,000	5.68	335,000	5.68
	5,192,222	7.63	2,154,640	6.04

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
	Number of Unvested Shares
	December 31,
Exercise Price	2019	2018
$0.52 to $5.00	2,423,956	634,751
$5.01 to $10.00	502,875	818,900
$10.01 to $15.00	90,625	186,584
$15.01 to $20.00	20,126	139,988
$20.01 to $20.45	-	86,950
Total number of unvested stock options	3,037,582	1,867,173